Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (54,573)	$ (80,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	91	98
Amortization of right of use assets	710	530
Amortization of debt issuance costs	1,884	7,661
Non-cash placement agent fee	0	1,683
PPP Loan forgiveness	(905)	0
Stock-based compensation	12,041	4,716
Change in fair value of convertible notes	7,469	11,353
Change in fair value of Series C convertible preferred stock	3,592	264
Change in fair value of warrant liability	2,919	4,910
Impairment of leased assets	0	58
Losses from equity investment	96	71
Distribution from equity investment	3	106
Changes in operating assets and liabilities:
Grants receivable	(806)	440
Prepaid expenses and other current assets	4,016	(2,020)
Other assets	(106)	0
Accounts payable	(866)	(5,607)
Accrued expenses	11	3,709
Lease liabilities	(713)	(560)
Deferred revenue	(27,506)	29,807
Net cash used in operating activities	(52,643)	(22,888)
Cash flows from investing activities
Purchase of fixed assets	(382)	(41)
Net cash used in investing activities	(382)	(41)
Cash flows from financing activities
Net proceeds from issuance of common stock upon IPO and Concurrent Private Placement, net of discount, commissions and offering costs	107,487	(522)
Proceeds from issuance of convertible notes and warrants	0	31,223
Proceeds from issuance of Series C convertible preferred stock, net of issuance costs	0	20,047
Proceeds from loan from PPP	0	895
Proceeds from financing obligation	302	0
Proceeds from RSU settlement	18	0
Payment of financing obligation	(9)
Fractional share payments related to the forward stock split	(10)	0
Taxes paid related to net share settlement upon vesting of restricted stock awards	(2,458)	(36)
Exercise of broker warrants	0	4
Exercise of warrants	861	751
Exercise of stock options	980	47
Net cash (used in) provided by financing activities	107,171	52,409
Effect of foreign currency on cash	3	(444)
Net (decrease) increase in cash and cash equivalents	54,149	29,036
Cash and cash equivalents at the beginning of the period	34,607	5,571
Cash and cash equivalents at the end of the period	88,756	34,607
Supplemental disclosure of cash flow information:
Cash paid for interest	7	0
Retirement of treasury stock	4,210	0
Issuance of broker warrants with Series C convertible preferred stock	0	1,412
Accrued interest premium for Series C convertible preferred stock	0	295
Right of use assets exchanged for operating lease liabilities	624	88
Convertible notes issued in receivable	0	5,000
Deferred offering costs in accrued expenses or accounts payable	0	1,443
Fixed assets purchased in accrued expenses or accounts payable	4	4
IPO
Conversion of Series C preferred stock to common stock upon IPO	35,754	0
Net exercise of warrants upon IPO	13,509	0
Common Stock
Conversion of convertible notes	58,639	0
Common Stock | Non-IPO Related Stock Transactions
Conversion of convertible notes	460	0
Series C preferred stock
Conversion of convertible notes	$ 0	$ 2,254